Annual Total Returns (Vanguard Intermediate-Term Government Bond Index Fund - Institutional Shares Institutional) (Vanguard Intermediate-Term Government Bond Index F, Vanguard Intermediate-Term Government Bond Index Fund - Institutional Shares)
18 Months Ended
Feb. 28, 2013
Vanguard Intermediate-Term Government Bond Index F | Vanguard Intermediate-Term Government Bond Index Fund - Institutional Shares
Annual Total Return
2012	2.65%
2011	9.79%